INVENTORIES - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Inventories [Line Items]
Inventories	$ 42,326	$ 27,310
Cost of sales	17,562	21,142	$ 23,539
Cost of inventory
Inventories [Line Items]
Cost of sales	17,400	19,100	23,500
Adjustment for Net Realisable Value
Inventories [Line Items]
Inventories	$ (1,971)	$ (2,448)	$ (646)